Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Depreciation expense	$ 895	$ 932	$ 748
Rent expense under operating leases	$ 11	$ 21	$ 37